FAIR VALUE MEASUREMENTS - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Sempra Savings Plan 002
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	$ 558,441	$ 496,399
EBP Plans
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	5,951,845	5,607,355
EBP Plans | Level 1 investments:
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	1,477,147	1,566,639
EBP Plans | Level 1 investments: | Sempra common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	1,034,401	1,165,804
EBP Plans | Level 1 investments: | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	442,746	400,835
EBP Plans | Fair Value Measured at Net Asset Value Per Share | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investments	$ 4,474,698	$ 4,040,716